Business Segments (Tables)	9 Months Ended
Sep. 30, 2022
Business Segments [Abstract]
Schedule of revenues and cost of goods sold from operation
	Revenues		Cost of Sales
	For the Nine Months Ended		For the Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
Fertilizer sales	$6,474,751	$6,856,190	$3,648,418	$4,234,896
Logistic	608,896	616,859	369,205	327,845
Others	-	120	-	90
Total	$7,083,647	$7,473,169	$4,017,623	$4,562,831